                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:


        /s/ Chia Yue Joo Lena                   Singapore           Nov 12, 2009
-------------------------------------   -------------------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              17
Form 13F Information Table Entry Total:          3
Form 13F Information Table Value Total:  1,045,498
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------------------
 1         28-13089(1)       Allamanda Investments Pte Ltd
 2         28-13091(1)       Amberwood Investments (Mauritius) Pte Ltd
 3         28-13098(1)       Cairnhill Investments (Mauritius) Pte Ltd
 4         28-13099(1)       Centaura Investments (Mauritius) Pte Ltd
 5         28-13100(1)       Charlton Investments (Mauritius) Pte Ltd
 6         28-13101(1)       Clover Investments (Mauritius) Pte Ltd
 7         28-13092(1)       Crescent Investments (Mauritius) Pte Ltd
 8         28-13094(1)       Faber Investments (Mauritius) Pte Ltd
 9         28-13102(1)       Fullerton Financial Holdings Pte Ltd
 10        28-13103(1)       Fullerton Management Pte Ltd
 11        28-13105(1)       Henderson Investments (Mauritius) Pte Ltd
 12        28-13097(1)       Springwood Investments (Mauritius) Pte Ltd
 13        28-13356(1)       Tannery Investments (Mauritius) Pte Ltd
 14        28-13093(1)       Tomlinson Investments (Mauritius) Pte Ltd
 15        28-13096(1)       Baytree Investments (Mauritius) Pte Ltd
 16        28-13095          Seletar Investments Pte Ltd
 17        28-13090          Temasek Capital (Private) Limited

----------
(1) Above companies are listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but have ceased to exercise any investment discretion over Section 13(f) securities as of September 30, 2009.

                           FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
----------------------  ----------  ---------  --------  ----------------------  ----------  --------  -------------------------
                                                                                                            VOTING AUTHORITY
                           TITLE                 VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT    OTHER   -------------------------
    NAME OF ISSUER       OF CLASS      CUSIP   (X$1000)      AMT      PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED  NONE
----------------------  ----------  ---------  --------  -----------  ---  ----  ----------  --------  ----------   ------  ----
AVAGO TECHNOLOGIES LTD     SHS      Y0486S104  336,787   19,729,734    SH          DEFINED    16, 17   19,729,734
GLOBAL CROSSING LTD      SHS NEW    G3921A175  677,125*  47,351,431**  SH          DEFINED             47,351,431**
SPDR TR                 UNIT SER 1  78462F103   31,586      299,136    SH          DEFINED                299,136

* Includes US$257,400,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.